File Nos. 333-01153, 811-07549
                                        The Schwab Variable Annuity(R)
                                                 Issued by
                                Great-West Life & Annuity Insurance Company
                                            Prospectus Amendment
To provide you with more information to help you compare and select fund allocations within your Schwab Variable Annuity, the underlying portfolios have been re-categorized according to the below listed categories developed by Morningstar. Therefore, the following amendments are made to the prospectus:

On page 1 of the prospectus:
Under the heading "Key Features of the Annuity" please replace the last sentence of the last paragraph with the following:

        The Eligible Funds cover a wide range of investment categories as follows:

Under the headings "Investment Objective" and "Eligible Funds" please delete the current lists and replace with the following:

Investment Category                                Eligible Funds
Small Growth                                       Berger IPT - Small Company Growth Fund

Small Blend                                        SteinRoe Special Venture Fund

MidCap Growth                                      Alger American Small Capitalization Portfolio
                                                   American Century VP Capital Appreciation
                                                   Janus Aspen Aggressive Growth Portfolio
                                                   Montgomery Variable Series:  Growth Fund
                                                   Strong Discovery Fund II

MidCap Blend                                       SAFECO RST - Equity Portfolio

Large Growth                                       Alger American Growth Portfolio
                                                   Janus Aspen Growth Portfolio

Large Blend                                        Federated American Leaders Fund II
                                                   Schwab S&P 500 Portfolio
                                                   Schwab MarketTrack Growth Portfolio II

Specialty                                          Federated Utility Fund II
                                                   Van Eck Worldwide Hard Assets Fund
                                                   Van Kampen American Capital Life Investment
                                                     Trust - Morgan Stanley Real Estate Securities
                                                     Portfolio

Foreign Stock                                      American Century VP International

World Stock                                        Janus Aspen Worldwide Growth Portfolio

Diversified Emerging Markets                       Lexington Emerging Markets

Domestic Hybrid                                           INVESCO VIF Industrial Income Portfolio
                                                   INVESCO VIF Total Return Portfolio

Intermediate Government Bond                       Federated Fund for U.S. Government Securities II

High-Yield Bond                                           INVESCO VIF High Yield Portfolio

Money Market                                       Schwab Money Market Portfolio